DEBT - Narrative (Details)					1 Months Ended		3 Months Ended	12 Months Ended
	May 04, 2018 USD ($)	May 26, 2017 USD ($)	Dec. 08, 2016 USD ($)	Aug. 03, 2016 USD ($) $ / shares	Jan. 31, 2018 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Feb. 22, 2017 USD ($)	Dec. 31, 2015 USD ($)	May 31, 2012 USD ($)
Disclosure of detailed information about borrowings [line items]
Drawdown amount from debt								$ 10,000,000	$ 3,000,000
Repayment								13,611,000	19,941,000
Debt repayments of interest								7,700,000	7,200,000
Loss on fair value of 5% Convertible Debentures								317,000	17,235,000
Loss on repurchase of 5% Convertible Debentures, net								$ 0	11,594,000
Percentage of conversion price in effect							130.00%	130.00%
Credit derivative, fair value				$ 12,300,000
Borrowings							$ 95,605,000	$ 95,605,000	104,823,000
Loss/(gain) on conversion of 7% Convertible Debentures, net								165,000	(48,000)
Conversion make-whole payment								1,445,000	1,072,000
Repayments of borrowings, classified as financing activities								2,198,000	29,345,000
Gain on deferral of payables								$ 0	2,682,000
Finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings, term								24 months
Gross finance lease obligations							800,000	$ 800,000
Ecobank Loan III
Disclosure of detailed information about borrowings [line items]
Borrowings, term								60 months
Notional amount										$ 25,000,000
Borrowings, principal payment commencement, period from initial drawdown								6 months
Borrowings, drawdown period								12 months
Drawdown amount from debt					$ 15,000,000		10,000,000
Borrowings							$ 10,000,000	$ 10,000,000
5% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							5.00%	5.00%
Repayment		$ 13,600,000						$ 13,611,000
Debt repayments of interest		$ 300,000
Notes and debentures issued									42,000,000			$ 77,500,000
Financial liabilities, at fair value							$ 13,300,000	13,300,000
Loss on fair value of 5% Convertible Debentures								$ (317,000)
Loss on repurchase of 5% Convertible Debentures, net									11,600,000
4% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.00%	4.00%
Notes and debentures issued												$ 74,500,000
7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							7.00%	7.00%
Notional amount							$ 51,500,000	$ 51,500,000	60,000,000
Drawdown amount from debt								$ 0	65,000,000
Notes and debentures issued				$ 65,000,000
Investment options, exercise price | $ / shares				$ 0.90
Discount rate used in current estimate of value in use							2.00%	2.00%
Number of trading days, exceeding threshold								20 days
Number of trading days, consecutive days								30 days
Percentage of conversion price in effect							130.00%	130.00%
Redemption price, percentage of principal								100.00%
Borrowings, embedded derivative fair value									15,100,000
Other comprehensive income, net of tax, gains (losses) on revaluation									(3,800,000)
Conversion of stock, amount								$ 8,500,000	$ 5,000,000
Conversion of 7% Convertible Debentures (shares) | shares									5,556,667
Convertible debt, conversion ratio				1.1110
Borrowings							$ 42,515,000	42,515,000	$ 47,617,000		$ 0
Loss/(gain) on conversion of 7% Convertible Debentures, net								200,000
Conversion make-whole payment								$ 1,400,000
Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						11.50%	8.00%	8.00%
Borrowings, term						4 years
Borrowings						$ 20,000,000	$ 20,000,000	$ 20,000,000
Debt interest payments calculation multiple						0.625	0.625	0.625
Debt interest payments calculation dividing basis						10,000	10,000	10,000
Repayments of borrowings, classified as financing activities								$ 1,600,000
Vendor agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							7.50%	7.50%
Borrowings, term								24 months
Repayments of borrowings, classified as financing activities								$ 12,000,000
Current liabilities, financed via vendor agreement	$ 36,500,000
Vendor agreement, due in next twelve months							$ 24,500,000	$ 24,500,000
Gain on deferral of payables									$ 2,700,000
LIBOR | Ecobank Loan III | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							8.00%	8.00%
Common shares | Share Capital
Disclosure of detailed information about borrowings [line items]
Conversion of 7% Convertible Debentures (shares) | shares								9,445,552	6,610,692
Convertible Debentures | 7% Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Other comprehensive income, net of tax, gains (losses) on revaluation								$ 2,095,000
Gain on conversions			$ 50,000					$ (2,069,000)	$ 900,000
Maximum | Royal Gold loan
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							11.50%	11.50%
Subsidiaries | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							6.50%	6.50%
Subsidiaries | Finance leases
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							6.90%	6.90%
Borrowings, term								60 months
Subsidiaries | Minimum | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term								2 years
Subsidiaries | Maximum | Equipment financing credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings, term								5 years